Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregate Revenue	For the fiscal years ended June 30, 2022, 2023 and 2024, substantially all of the Company’s revenue was generated in the PRC. The Company disaggregate revenue into two revenue streams as the following table:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Insurance brokerage service fees	84,342,916	119,765,046	174,056,644
MGU service fees	24,272,566	22,814,079	10,198,113
Less: business taxes and surcharges	(390,678)	(476,291)	(585,431)
Total revenues	108,224,804	142,102,834	183,669,326

Schedule of Disaggregates Revenue by Transferal of Services	The Company disaggregates revenue by transferal of services as the following table:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Services transferred over time	3,231,470	2,208,203	2,226,771
Services transferred at a point in time	105,384,012	140,370,922	182,027,986
Less: business taxes and surcharges	(390,678)	(476,291)	(585,431)
Total revenues	108,224,804	142,102,834	183,669,326